Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Benefit Obligation
Actuarial loss	$ (20)
Domestic Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	19	17
Interest cost	1	1	1
Actuarial loss	1	2
Benefits paid	(1)	(1)
Benefit obligation at end of year	20	19	17
Foreign Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	183	178
Service cost			5
Interest cost	10	10	13
Actuarial loss	18	5
Effect of foreign exchange rates	(1)	(3)
Benefits paid	(5)	(7)
Other	1
Benefit obligation at end of year	206	183	178
Postretirement Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	20	19
Interest cost	1	1	1
Actuarial loss	1	2
Plan participant contributions	1	1
Benefits paid	(3)	(3)
Benefit obligation at end of year	$ 20	$ 20	$ 19